Note 16 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16 – SUBSEQUENT EVENTS

On April 23, 2013, the Company issued a convertible promissory note to an individual for proceeds of $50,000 in cash. The note is convertible to the Company’s common stock at a conversion price equal to 63% multiplied by the average of the daily volume weighted average prices of the Company’s  common stock during the five trading days immediately prior to the conversion date. The note carries 8% annual interest and is due in one year. In connection with the issuance of the note, the Company also issued 1) Warrant A to purchase 200,000 shares of the Company’s common stock at $0.25 per share and 2) Warrant B to purchase 100,000 shares of the Company’s common stock at $0.5 per share. Warrant A expires on June 30, 2013 or such later date as determined in the agreement. Warrant B expires on September 30, 2013 or such later date as determined in the agreement.

Effective on April 24, 2013, the Branded Distribution Agreement dated January 1, 2013 between the Company and Cardinal Health is terminated without cause pursuant to the agreement.

On May 8, 2013, the Company issued 200,000 shares of common stock to a consultant for the exercise of 200,000 options and received $10,000 in cash.

On May 9, 2013 the Company issued 3,250,000 shares of common stock to TCA Global Credit Master Fund, LP (“TCA”). According to the terms of the securities purchase agreement (the “Purchase Agreement”), TCA shall purchase from the Company up to $2,000,000 of senior secured convertible redeemable debentures (the “Debentures”). The Debentures shall be purchased in a series of closings and pursuant to the first such closing, TCA purchased that certain senior convertible redeemable debenture in the amount of $250,000. The Company also issued to TCA 9,375,000 shares, which were pledged as security for the Purchase Agreement and will be held with an escrow agent until such time as the full payment and performance of all of the obligations of the Company have been satisfied in accordance with the terms of the Purchase Agreement.

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company issued 1,466,657 common shares for the conversion of notes payable of $79,540; 789,700 common shares to officers for settlement of  $71,073 of accrued salaries based on the grant date fair value of the shares; 102,500 common shares valued at  $5,466 to service providers for settlement of accounts payable; 262,500 common shares valued at $26,250, for investor relation services; 1,453,750 shares valued at $130,838 for director fees;  and 750,000 common shares for net cash proceeds of $75,000 related to warrants and options exercised.